Stock Compensation Expense - Schedule of Information Related to Stock Options (Details) - Employees & Non-Employee [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, Shares balance (in Shares)	2,232,008	2,267,008
Outstanding, Price balance	$ 0.33	$ 0.31
Granted, Shares (in Shares)	1,635,000
Granted, Price	$ 1.66
Exercised, Shares (in Shares)
Exercised, Price
Forfeited, Shares (in Shares)	(370,625)	(35,000)
Forfeited, Price	$ 0.55	$ 0.65
Expired, Shares (in Shares)	(1,277,655)
Expired, price	$ 0.11
Outstanding, Shares balance (in Shares)	2,218,728	2,232,008
Outstanding, Price balance	$ 1.4	$ 0.33
Exercisable, Shares balance (in Shares)	2,069,561	1,932,008
Exercisable, Price balance	$ 1.42	$ 0.28
Weighted average duration to expiration of outstanding options at period-end (years)	8 years 3 months 18 days	2 years 3 months 18 days
Weighted average grant date fair value	$ 0.76	$ 0.3